SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Earnings Per Share) - shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	5,842,771	1,575,981
Convertible Notes Payable And Accrued Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	801,250
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	1,162,721	301,845
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	4,680,050	472,886